Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Preferred Shares
Summary of issuances of convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares (collectively, “Preferred Shares”).

		Total number		Consideration
Series of Preferred Shares	Date of issuance	of shares issued		per share
				US$
Series A	08/11/2011	37,858,584		0.26
Series B	05/05/2014	25,164,697		0.93
Series C	21/09/2015	27,935,316		2.17
Series D	08/12/2016	22,334,525		4.63
Series D1	22/03/2017	6,947,330		5.04
Series E	26/07/2018, 14/09/2018	27,267,380		9.89
Series F	07/08/2019	34,677,872	(i)	12.52
		182,185,704

(i)	Including 11,985,440 Series F preferred shares legally issued in December 2020 upon the exercise of the warrant as discussed in Accounting of Preferred Shares.